John Hancock Funds II

U.S. Equity Fund (the “fund”)

Supplement dated June 24, 2016 to the current Prospectus

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.

At an in-person meeting held June 20‒23, 2016, the Trust’s Board of Trustees approved the hiring and appointment of Wellington Management Company LLP (Wellington Management) to replace Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as subadvisor to the fund effective on or about the close of business August 30, 2016 (the Effective Date). It is expected that John Hancock Advisers, LLC, the fund’s investment advisor, will hire a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from GMO to Wellington Management.

Also on the Effective Date, the fund is changing its name to U.S. Growth Fund. Accordingly, all references to U.S. Equity Fund will be changed on the Effective Date to reflect the fund’s new name. Furthermore, the fund’s investment objective and investment strategies will change in connection with the fund’s name change as of the Effective Date. In connection with the appointment of Wellington Management as subadvisor to the fund along with other changes, the Prospectus is hereby amended as of the Effective Date as follows:

All references to GMO and its portfolio managers are hereby deleted.

The information under the heading “Investment Objective” in the “Fund summary” section is revised and restated in its entirety as follows:

To seek high total return primarily through capital appreciation

The Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I
Management fee[1]	0.70	0.70	0.70
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00
Other expenses[2]	0.28	0.28	0.27
Total annual fund operating expenses	1.28	1.98	0.97
Contractual expense reimbursement[3]	–0.11	–0.11	–0.13
Total annual fund operating expenses after expense reimbursements	1.17	1.87	0.84

1 “Management fee” has been restated to reflect the contractual management fee schedule effective August 30, 2016.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.74% of average annual net assets (on an annualized basis) of the fund and expenses of Class I shares exceed 0.84% of average annual net assets (on an annualized basis) of Class I shares. For purposes of these agreements, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense; and “expenses of Class I shares” mean all “expenses of the fund” (as defined above) attributable to the applicable class plus class specific expenses. Each agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	A	C		I
Shares		Sold	Not Sold
1 year	613	290	190	86
3 years	875	611	611	296
5 years	1,157	1,057	1,057	524
10 years	1,959	2,297	2,297	1,178

The information under the heading “Principal Investment Strategies” in the “Fund summary” section is revised and restated in its entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager’s investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, exchange-traded equity real estate investment trusts (REITs), and equity income trusts.

The manager focuses on members of the investable universe with expected future free cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings outlook. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.

Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings outlook), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

Although the performance information in “Past performance” in the “Fund summary” section will remain the same, the first paragraph in this section is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. The Russel 1000 Growth Index shows how the fund’s performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, 8:00 A.M. - 6:00 P.M., Eastern time (for Class A and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (for Class I shares).

Prior to the close of business on August 30, 2016, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

In the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section applicable to the fund, the returns of the Russell 1000 Growth Index are added as stated below.

Average annual total returns (%)	1 year	5 year	Since inception
As of 12-31-14			(10/29/05)
Russell 1000 Growth Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	13.05	15.81	9.27

*Effective August 30, 2016, the fund replaced the Russell 3000 Index with the Russell 100 Growth Index as the fund’s primary benchmark index to better reflect the universe of investment opportunities based on the fund’s investment strategy.

The information regarding the subadvisor under the heading “Investment management” in the “Fund summary” section applicable to the fund is revised and restated in its entirety as follows:

Subadvisor Wellington Management Company LLP

John A. Boselli will serve as portfolio manager of the fund. Accordingly, in the “Fund summary” section applicable to the fund, the information under the heading “Portfolio management” is revised and restated in its entirety as follows:

John A. Boselli, CFA

• Senior Vice President and Equity Portfolio Manager

• Managed the fund since 2016

The information under the heading “Principal investment strategies – U.S. Growth Fund” in the “Fund details” section is revised and restated in its entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager’s investment process begins with the broad universe of securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment analysis, onsite company visits and industry analysis. The manager focuses on members of the investable universe with expected future free-cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics:

(a)	Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b)	Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c)	Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d)	Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

(e)	Earnings Outlook: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process. Securities considered for purchase are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Outlook), and have a positive catalyst such as accelerating earnings or revenue growth.

The manager sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchases changes, or earnings outlooks worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

The management fee table under the heading “Management fee” in the “Fund details” section is revised and restated in its entirety as follows:

Average daily net assets ($)	Annual rate (%)
First $500 million	0.700
Excess Over $500 Million	0.650

The information in the “Fund details” section under the heading “Who’s who - Subadvisor” is replaced with the following:

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wellington Management Company LLP (Wellington Management) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2016, Wellington Management had investment management authority with respect to approximately $943 billion in assets.

Below is a brief biographical profile of the fund’s portfolio manager who is primarily responsible for the day-to-day management of the fund’s portfolio. For more information about this individual, including information about his compensation, other accounts he manages, and any investments he may have in the fund, see the SAI.

John A. Boselli, CFA

• Senior Vice President and Equity Portfolio Manager

• Managed the fund since 2016

• Joined Wellington Management in 2002

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

U.S. Equity Fund (the “fund”)

Supplement dated June 24, 2016 to the current Class 1 Prospectus

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.

At an in-person meeting held June 20‒23, 2016, the Trust’s Board of Trustees approved the hiring and appointment of Wellington Management Company LLP (Wellington Management) to replace Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as subadvisor to the fund effective on or about the close of business August 30, 2016 (the Effective Date). It is expected that John Hancock Advisers, LLC, the fund’s investment advisor, will hire a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from GMO to Wellington Management.

Also on the Effective Date, the fund is changing its name to U.S. Growth Fund. Accordingly, all references to U.S. Equity Fund will be changed on the Effective Date to reflect the fund’s new name. Furthermore, the fund’s investment objective and investment strategies will change in connection with the fund’s name change as of the Effective Date. In connection with the appointment of Wellington Management as subadvisor to the fund along with other changes, the Prospectus is hereby amended as of the Effective Date as follows:

All references to GMO and its portfolio managers are hereby deleted.

The information under the heading “Investment Objective” in the “Fund summary” section applicable to the fund is revised and restated in its entirety as follows:

To seek high total return primarily through capital appreciation

The Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.70
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[2]	0.15
Total annual fund operating expenses	0.90
Contractual expense reimbursement[3]	–0.11
Total annual fund operating expenses after expense reimbursements	0.79

1 “Management fee” has been restated to reflect the contractual management fee schedule effective August 30, 2016.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.74% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	1
1 year	81
3 years	276
5 years	488
10 years	1,098

The information under the heading “Principal Investment Strategies” in the “Fund summary” section applicable to the fund is revised and restated in its entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager’s investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, exchange-traded equity real estate investment trusts (REITs), and equity income trusts.

The manager focuses on members of the investable universe with expected future free cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings outlook. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.

Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings outlook), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

Although the performance information in “Past performance” in the “Fund summary” section applicable to the fund will remain the same, the first paragraph in this section is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. The Russel 1000 Growth Index shows how the fund’s performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results.

Prior to the close of business on August 30, 2016, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

Class 1 shares commenced operations on May 7, 2012. The returns prior to that date are those of Class NAV shares that have been recalculated to apply the estimated fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

In the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section applicable to the fund, the returns of the Russell 1000 Growth Index are added as stated below.

Average annual total returns (%)	1 year	5 year	Since inception
As of 12-31-14			(10/29/05)
Russell 1000 Growth Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	13.05	15.81	9.27

*Effective August 30, 2016, the fund replaced the Russell 3000 Index with the Russell 100 Growth Index as the fund’s primary benchmark index to better reflect the universe of investment opportunities based on the fund’s investment strategy.

The information regarding the subadvisor under the heading “Investment management” in the “Fund summary” section applicable to the fund is revised and restated in its entirety as follows:

Subadvisor Wellington Management Company LLP

John A. Boselli will serve as portfolio manager of the fund. Accordingly, in the “Fund summary” section applicable to the fun, the information under the heading “Portfolio management” is revised and restated in its entirety as follows:

John A. Boselli, CFA

• Senior Vice President and Equity Portfolio Manager

• Managed the fund since 2016

The information under the heading “Principal investment strategies – U.S. Growth Fund” in the “Fund details” section is revised and restated in its entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager’s investment process begins with the broad universe of securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment analysis, onsite company visits and industry analysis. The manager focuses on members of the investable universe with expected future free-cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics:

(a)	Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b)	Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c)	Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d)	Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

(e)	Earnings Outlook: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process. Securities considered for purchase are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Outlook), and have a positive catalyst such as accelerating earnings or revenue growth.

The manager sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchases changes, or earnings outlooks worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

In the “Fund details” section under the heading “Subadvisors – Wellington,” the following information is added:

Fund	Portfolio Manager(s)
U.S. Growth Fund	John A. Boselli, CFA

•	John A. Boselli, CFA. Senior Vice President and Equity Portfolio manager of Wellington Management; joined the firm as an investment professional in 2002.

In “Appendix A - Schedule of Management Fees,” the following information is added:

Fund	APR	Advisory Fee Breakpoint
U.S. Growth Fund	0.700%	First $500 million;
	0.650%	Excess over $500 million

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

U.S. Equity Fund (the “fund”)

Supplement dated June 24, 2016 to the current Class NAV Prospectus

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.

At an in-person meeting held June 20‒23, 2016, the Trust’s Board of Trustees approved the hiring and appointment of Wellington Management Company LLP (Wellington Management) to replace Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as subadvisor to the fund effective on or about the close of business August 30, 2016 (the Effective Date). It is expected that John Hancock Advisers, LLC, the fund’s investment advisor, will hire a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from GMO to Wellington Management.

Also on the Effective Date, the fund is changing its name to U.S. Growth Fund. Accordingly, all references to U.S. Equity Fund will be changed on the Effective Date to reflect the fund’s new name. Furthermore, the fund’s investment objective and investment strategies will change in connection with the fund’s name change as of the Effective Date. In connection with the appointment of Wellington Management as subadvisor to the fund along with other changes, the Prospectus is hereby amended as of the Effective Date as follows:

All references to GMO and its portfolio managers are hereby deleted.

The information under the heading “Investment Objective” in the “Fund summary” section applicable to the fund is revised and restated in its entirety as follows:

To seek high total return primarily through capital appreciation

The Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.70
Other expenses[2]	0.15
Total annual fund operating expenses	0.85
Contractual expense reimbursement[3]	–0.11
Total annual fund operating expenses after expense reimbursements	0.74

1 “Management fee” has been restated to reflect the contractual management fee schedule effective August 30, 2016.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.74% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	NAV
1 year	76
3 years	260
5 years	461
10 years	1,039

The information under the heading “Principal Investment Strategies” in the “Fund summary” applicable to the fund is revised and restated in its entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager’s investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, exchange-traded equity real estate investment trusts (REITs), and equity income trusts.

The manager focuses on members of the investable universe with expected future free cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings outlook. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.

Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings outlook), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

Although the performance information in “Past performance” in the “Fund summary” will remain the same, the first paragraph in this section is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. The Russel 1000 Growth Index shows how the fund’s performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Prior to the close of business on August 30, 2016, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

In the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section applicable to the fund, the returns of the Russell 1000 Growth Index are added as stated below.

Average annual total returns (%)	1 year	5 year	Since inception
As of 12-31-14			(10/29/05)
Russell 1000 Growth Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	13.05	15.81	9.27

*Effective August 30, 2016, the fund replaced the Russell 3000 Index with the Russell 100 Growth Index as the fund’s primary benchmark index to better reflect the universe of investment opportunities based on the fund’s investment strategy.

The information regarding the subadvisor under the heading “Investment management” in the “Fund summary” section applicable to the fund is revised and restated in its entirety as follows:

Subadvisor Wellington Management Company LLP

John A. Boselli will serve as portfolio manager of the fund. Accordingly, in the “Fund summary” section applicable to the fund, the information under the heading “Portfolio management” is revised and restated in its entirety as follows:

John A. Boselli, CFA

• Senior Vice President and Equity Portfolio Manager

• Managed the fund since 2016

The information under “Principal investment strategies” in “Fund details” is revised and restated in its entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager’s investment process begins with the broad universe of securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment analysis, onsite company visits and industry analysis. The manager focuses on members of the investable universe with expected future free-cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics:

(a)	Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b)	Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c)	Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d)	Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

(e)	Earnings Outlook: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process. Securities considered for purchase are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Outlook), and have a positive catalyst such as accelerating earnings or revenue growth.

The manager sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchases changes, or earnings outlooks worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

In the “Fund details” section under the heading “Subadvisors – Wellington,” the following information is added:

Fund	Portfolio Manager(s)
U.S. Growth Fund	John A. Boselli, CFA

•	John A. Boselli, CFA. Senior Vice President and Equity Portfolio manager of Wellington Management; joined the firm as an investment professional in 2002.

In “Appendix A - Schedule of Management Fees,” the following information is added:

Fund	APR	Advisory Fee Breakpoint
U.S. Growth Fund	0.700%	First $500 million;
	0.650%	Excess over $500 million

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

U.S. Equity Fund (the “Fund”)

Supplement dated June 24, 2016 to the current Statement of Additional Information

The following information supplements and supersedes any information to the contrary relating to U.S. Equity Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the Statement of Additional Information (the “SAI”).

At an in-person meeting held June 20‒23, 2016, the Trust’s Board of Trustees approved the hiring and appointment of Wellington Management Company LLP (Wellington Management) to replace Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as subadvisor to the Fund effective on or about the close of business August 30, 2016 (the Effective Date). It is expected that John Hancock Advisers, LLC, the Fund’s investment advisor, will hire a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from GMO to Wellington Management.

Also on the Effective Date, the Fund is changing its name to U.S. Growth Fund. Accordingly, all references to U.S. Equity Fund in the SAI will be changed on the Effective Date to reflect the fund’s new name.

In connection with the appointment of Wellington Management as subadvisor, the SAI is hereby amended as of the Effective Date as follows:

All references to GMO and its portfolio managers are hereby deleted.

The disclosure for the Fund relating to “Portfolio Manager Information” for Wellington Management in Appendix B of the SAI is hereby supplemented with the following information with respect to the Fund.

Wellington Management Company LLP

U.S. Growth Fund

Portfolio Manager. John A. Boselli is primarily responsible for the day-to-day management of the Fund’s portfolio.

The following table reflects information regarding other accounts for which Mr. Boselli has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof), (ii) other pooled investment vehicles; and (iii) other accounts. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is the portfolio manager’s investment in the Fund.

The following table reflects information as of May 31, 2016:

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed (US$Mil)	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed (US$Mil)	Other Accounts	Assets Managed (US$Mil)
John A. Boselli	3	2,891	7	715	12	2,479

As of May 31, 2016 there are no accounts that pay fees based upon performance.

Share Ownership by Portfolio Manager. As of May 31, 2016, Mr. Boselli did not own shares of the Fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.